Fair Value Measurements - Earnout Interests Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, fair value	$ 351,048
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, fair value	351,048
Option pricing model | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, fair value	$ 351,048
Option pricing model | Volatility | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, measurement input	54.6
Option pricing model | Term (years) | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, measurement input	0.17
Option pricing model | Term (years) | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, term	2 years 11 months 27 days
Option pricing model | Minimum | Stock price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, measurement input	21.51
Option pricing model | Maximum | Stock price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability, measurement input	21.65